OPERATING SEGMENTS (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($) segment	Jun. 30, 2017 USD ($)
OPERATING SEGMENTS
Number of reportable segments | segment	1
Pre-tax impairment expense	$ 21,893	$ 29
Cooper Basin
OPERATING SEGMENTS
Pre-tax impairment expense	$ 700	$ 29